Financial Risk Management - Interest rate risk (Details) - Interest rate risk - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Sensitivity analysis, percentage of increase in interest rate	1.00%	1.00%	1.00%
Increase in interest expense due to reasonably possible increase in interest rates	$ 6,435,330	$ 6,704,025	$ 6,894,010